Segmented information - Disclosure of geographic allocation of statement of operations and comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue		$ 161,918
Cost of sales
Production costs		(79,008)
Depreciation and depletion		(41,944)
Royalties		(8,096)
Total cost of sales		(129,048)
Income from mine operations		32,870
Share of net loss related to joint venture	$ (126,264)	(1,050)
Service fee earned as operators of joint venture	4,963	1,892
Exploration and evaluation expenditures		(2,333)
General and administrative expenses	(11,828)	(11,660)
Income (Loss) from operations and joint venture	(133,129)	19,719
Loss due to loss of control of subsidiaries		(143,261)
Finance income	871	5,555
Finance expense	(35,650)	(10,737)
Foreign exchange loss	(20)	20
Income (loss) before income taxes	(167,928)	(128,704)
Current income tax expense		(1,079)
Deferred income tax expense		(11,430)
Net income (loss) and comprehensive income (loss) for the period	(167,928)	(141,213)
Canada [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales
Production costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Total cost of sales	0	0
Income from mine operations	0	0
Share of net loss related to joint venture	(126,264)	(1,050)
Service fee earned as operators of joint venture	4,963	1,892
Exploration and evaluation expenditures		0
General and administrative expenses	(11,828)	(7,094)
Income (Loss) from operations and joint venture	(133,129)	(6,252)
Loss due to loss of control of subsidiaries		(16,364)
Finance income	871	5,457
Finance expense	(35,650)	(334)
Foreign exchange loss	(20)	(115)
Income (loss) before income taxes	(167,928)	(17,608)
Current income tax expense	0	(1,060)
Deferred income tax expense	0	0
Net income (loss) and comprehensive income (loss) for the period	(167,928)	(18,668)
Ghana [Member]
Disclosure of operating segments [line items]
Revenue	0	161,918
Cost of sales
Production costs	0	(79,008)
Depreciation and depletion	0	(41,944)
Royalties	0	(8,096)
Total cost of sales	0	(129,048)
Income from mine operations	0	32,870
Share of net loss related to joint venture	0	0
Service fee earned as operators of joint venture	0	0
Exploration and evaluation expenditures		(2,333)
General and administrative expenses	0	(4,566)
Income (Loss) from operations and joint venture	0	25,971
Loss due to loss of control of subsidiaries		(126,897)
Finance income	0	98
Finance expense	0	(10,403)
Foreign exchange loss	0	135
Income (loss) before income taxes	0	(111,096)
Current income tax expense	0	(19)
Deferred income tax expense	0	(11,430)
Net income (loss) and comprehensive income (loss) for the period	$ 0	$ (122,545)